Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2017
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31
	2016	2017
Commitments to extend credit	¥782,525	¥1,010,257
Commitments to invest(1)	136,204	15,194

(1)	Commitments to invest as of March 31, 2016 primarily includes Nomura’s commitment to purchase a non-controlling interest in American Century Companies, Inc. Nomura has subsequently completed the purchase on May 19, 2016.

Maturities of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥1,010,257	¥388,275	¥123,303	¥157,510	¥341,169
Commitments to invest	15,194	465	—	383	14,346

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2016		2017
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥5,710,433	¥204,781,587	¥4,501,962	¥209,982,338
Standby letters of credit and other guarantees(3)	242	8,422	900	8,604

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2016 and March 31, 2017 was ¥6,115 million and ¥5,656 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,501,962	¥209,982,338	¥68,194,141	¥55,660,060	¥25,428,588	¥60,699,549
Standby letters of credit and other guarantees	900	8,604	15	3	688	7,898